UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2010

Semi-Annual Repor t

Legg Mason

Western Asset

Government

Securities

Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Western Asset Government Securities Fund

Fund objective

The Fund seeks high current return.

Fund name change

Prior to October 5, 2009, the Fund was known as Legg Mason Partners Government Securities Fund. There was no change in the Fund’s investment objective or investment policies as a result of the name change.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Western Asset Government Securities Fund for the six-month reporting period ended June 30, 2010.

Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period. Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 30, 2010

Legg Mason Western Asset Government Securities Fund	III

Investment commentary

Economic review

While the overall U.S. economy continued to expand over the six months ended June 30, 2010, several economic data points weakened toward the end of the reporting period. This, in combination with sovereign debt woes in Europe, caused investor sentiment to turn negative and had significant implications for the financial markets.

Looking back, the U.S. Department of Commerce reported that U.S. gross domestic product (“GDP”)i contracted four consecutive quarters, beginning in the third quarter of 2008 through the second quarter of 2009. Economic conditions then began to improve in the third quarter of 2009, as GDP growth was 1.6%. A variety of factors helped the economy to regain its footing, including the government’s $787 billion stimulus program. Economic growth then accelerated during the fourth quarter of 2009, as GDP growth was 5.0%. A slower drawdown in business inventories and renewed consumer spending were contributing factors spurring the economy’s higher growth rate. While the recovery continued during the first half of 2010, it did so at a more modest pace, as GDP growth was 3.7% during the first quarter of 2010 and an estimated 2.4% during the second quarter. The slower pace of growth in the second quarter was due, in part, to slower consumer spending, which rose an annualized 1.6% during the quarter, versus a 1.9% gain over the first three months of the year.

Even before GDP growth turned positive, there were signs that the economy was on the mend. The manufacturing sector, as measured by the Institute for Supply Management’s PMIii, rose to 52.8 in August 2009, the first time it surpassed 50 since January 2008 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). While June 2010’s PMI reading of 56.2 was lower than May’s reading of 59.7, manufacturing has now expanded eleven consecutive months according to PMI data. The manufacturing sector’s growth remained fairly broad-based with thirteen of the eighteen industries tracked by the Institute for Supply Management expanding during June.

After experiencing sharp job losses in 2009, the U.S. Department of Labor reported that over one million new positions were added during the first five months of 2010. Included in that total, however, were 700,000 temporary government jobs tied to the 2010 Census. In June, 225,000 of these temporary positions were eliminated, offsetting private sector growth and resulting in a net loss of 125,000 jobs for the month. However, the unemployment rate fell to 9.5% in June, versus 9.7% and 9.9% in May and April, respectively.

There was mixed news in the housing market during the period. According to the National Association of Realtors, existing home sales increased 7.0% and 8.0% in March and April, respectively, after sales had fallen for the period from December 2009 through February 2010. The rebound was largely attributed to people rushing to take advantage of the government’s $8,000 tax credit for first-time home buyers that expired at the end of April. However, with the end of the tax credit, existing home sales then declined 2.2% and 5.1% in May and June, respectively. In addition, the inventory of unsold homes increased 2.5% to 3.99 million in June. Looking at home prices, the S&P/Case-Shiller Home Price Indexiii indicated that month-to-month U.S. home prices rose 1.3% in May. This marked the second straight monthly increase following six consecutive months of declining prices.

Financial market overview

During the first half of the reporting period, the financial markets were largely characterized by healthy investor risk appetite and solid results by lower-quality bonds. However, the market experienced a sharp sell-off during the second half of the reporting period, during which risk aversion returned and investors flocked to the relative safety of U.S. Treasury securities.

Given certain pockets of weakness in the economy, including elevated unemployment in the U.S., the Federal Reserve Board (“Fed”)iv remained cautious. At its meeting in June 2010, the Fed said it “will maintain the target range for the federal funds ratev at 0 to 1/4 percent and continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

However, the Fed took several steps in reversing its accommodative monetary stance. On February 18, 2010, the Fed raised the discount rate, the interest rate it charges banks for temporary loans, from 1/2 to 3/4 percent. The Fed also concluded its $1.25 trillion mortgage securities purchase program at the end of the first quarter of 2010. However, the Fed left the door open for future stimulus measures if needed. In the minutes of its June meeting that were released on July 14th (after the reporting period ended), the Fed said, “In addition to continuing to develop and test instruments to exit from the period of unusually accommodative monetary policy, the Committee would need to consider whether further policy stimulus might become appropriate if the outlook were to worsen appreciably.”

IV	Legg Mason Western Asset Government Securities Fund

Investment commentary (cont’d)

Fixed-income market review

Continuing the trend that began in the second quarter of 2009, nearly every spread sector (non-Treasury) outperformed equal-durationvi Treasuries during the first half of the reporting period. Over that time, investor confidence was high given encouraging economic data, continued low interest rates, benign inflation and rebounding corporate profits. However, robust investor appetite was replaced with heightened risk aversion toward the end of April and during the month of May. This was due to the escalating sovereign debt crisis in Europe, uncertainties regarding new financial reforms in the U.S. and some worse-than-expected economic data. Most spread sectors then produced positive absolute returns in June, as investor demand for these securities began to again increase.

Both short- and long-term Treasury yields fluctuated during the period but generally moved lower. When the period began, two- and ten-year Treasury yields were 1.14% and 3.85%, respectively. Two- and ten-year Treasury yields initially rose, reaching as high as 1.18% and 4.01%, respectively, in early April. Yields then largely declined amid the investor “flight to quality.” On June 30, 2010, two- and ten-year Treasury yields reached their lows for the reporting period: 0.61% and 2.97%, respectively. Over the six-month reporting period, the yield curvevii flattened, with longer-term Treasury yields declining more than their shorter-term counterparts. For the six months ended June 30, 2010, the Barclays Capital U.S. Aggregate Indexviii returned 5.33%.

Performance review

For the six months ended June 30, 2010, Class A shares of Legg Mason Western Asset Government Securities Fund, excluding sales charges, returned 6.23%. The Fund’s unmanaged benchmark, the Barclays Capital U.S. Mortgage-Backed Securities Indexix, returned 4.46% over the same time frame. The Lipper U.S. Mortgage Funds Category Average1 returned 5.12% for the same period.

Performance Snapshot as of June 30, 2010
(excluding sales charges) (unaudited)	6 months
Legg Mason Western Asset Government Securities Fund:
Class A	6.23%
Class B	6.09%
Class C	6.00%
Class I	6.27%
Class 1[2]	6.32%
Barclays Capital U.S. Mortgage-Backed Securities Index	4.46%
Lipper U.S. Mortgage Funds Category Average	5.12%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

Performance reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the returns for the six months ended June 30, 2010 for Class A, B and C shares would have been 6.13%, 5.88% and 5.79%, respectively.

The 30-Day SEC Yields for the period ended June 30, 2010 for Class A, B, C, I and 1 shares were 2.48%, 1.92%, 1.96%, 2.76% and 2.84%, respectively. Absent current expense reimbursements and/or fee waivers, the 30-Day SEC Yields for Class I and 1 shares would have been 2.69% and 2.79%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

Total Annual Operating Expenses (unaudited)

As of the Fund’s most current prospectus dated April 30, 2010, the gross total operating expense ratios for Class A, Class B, Class C, Class I and Class 1 shares were 1.00%, 1.64%, 1.68%, 0.82% and 0.80%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 0.85%

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 100 funds in the Fund’s Lipper category, and excluding sales charges.

[2]

Effective July 27, 2007, the Fund’s Class 1 shares were closed to all new purchases and incoming exchanges. Investors owning Class 1 shares on that date may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

Legg Mason Western Asset Government Securities Fund	V

for Class I shares. In addition, total annual operating expenses of Class 1 shares will not exceed those of Class A shares less the 12b-1 differential of 0.25%. This expense limitation agreement cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 30, 2010

RISKS: Fixed-income securities are subject to interest rate, credit and market risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The U.S. government guarantee of principal and interest payments only applies to underlying securities in the Fund’s portfolio, not the Fund’s shares. Please note that the Fund’s shares are not guaranteed by the U.S. government or its agencies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All investments are subject to risk including the possible loss of principal. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

[v]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

vii	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

viii

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ix

The Barclays Capital U.S. Mortgage-Backed Securities Index is an unmanaged index composed of agency mortgage-backed pass-through securities, both fixed-rate and hybrid adjustment-rate mortgages, issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation.

Legg Mason Western Asset Government Securities Fund 2010 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2010 and December 31, 2009 and does not include derivatives. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

2	Legg Mason Western Asset Government Securities Fund 2010 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2010 and held for the six months ended June 30, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A4	6.23%	$1,000.00	$1,062.30	1.00%	$5.11	Class A	5.00%	$1,000.00	$1,019.84	1.00%	$5.01
Class B4	6.09	1,000.00	1,060.90	1.68	8.58	Class B	5.00	1,000.00	1,016.46	1.68	8.40
Class C4	6.00	1,000.00	1,060.00	1.65	8.43	Class C	5.00	1,000.00	1,016.61	1.65	8.25
Class I	6.27	1,000.00	1,062.70	0.82	4.19	Class I	5.00	1,000.00	1,020.73	0.82	4.11
Class 1	6.32	1,000.00	1,063.20	0.75	3.84	Class 1	5.00	1,000.00	1,021.08	0.75	3.76

[1]	For the six months ended June 30, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

[4]

The total return reflects a payment received due to the settlement of regulatory matter. Absent this payment the total return would have been 6.13%, 5.88% and 5.79% for Class A, B and C shares, respectively.

Legg Mason Western Asset Government Securities Fund 2010 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2010

Legg Mason Western Asset Government Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 70.3%
FHLMC — 11.4%
Federal Home Loan Mortgage Corp. (FHLMC)	8.000%	7/1/20	$15,023	$16,588
Federal Home Loan Mortgage Corp. (FHLMC)	9.500%	1/1/21	692,223	775,879
Federal Home Loan Mortgage Corp. (FHLMC)	3.110%	2/1/32	181,019	188,148	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	2.624%	4/1/32	1,096,688	1,144,238	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	2.748%	5/1/32	496,071	517,307	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	2.752%	7/1/32	246,261	254,365	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	8/1/33	1,460,610	1,552,871
Federal Home Loan Mortgage Corp. (FHLMC)	3.336%	4/1/34	1,874,658	1,953,113	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	6.175%	12/1/36	249,631	264,170	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	6.096%	1/1/37	516,699	553,718	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.799%	2/1/37	138,937	148,272	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	6.157%	2/1/37	171,018	181,736	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.733%	4/1/37	810,687	863,752	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.607%	5/1/37	918,162	977,217	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.751%	5/1/37	327,726	349,983	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.805%	5/1/37	353,293	376,562	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.557%	12/1/37	744,593	794,951	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	8/12/40	500,000	516,250	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	7/1/10-1/1/32	1,691,913	1,848,111
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	5/1/11-7/1/32	2,127,524	2,398,308
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	1/1/16-4/1/37	3,490,363	3,828,627
Federal Home Loan Mortgage Corp. (FHLMC), Gold	8.000%	12/1/19	5,251	5,630
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	7/1/21-11/1/35	5,859,622	6,340,761
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	9/1/33	5,895,541	6,267,943
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	8/12/40	21,000,000	22,470,000	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	8/12/40	13,400,000	14,503,410	(b)
Total FHLMC				69,091,910
FNMA — 46.6%
Federal National Mortgage Association (FNMA)	7.000%	5/1/11-6/1/32	2,396,890	2,715,137
Federal National Mortgage Association (FNMA)	12.500%	9/20/15-1/1/16	4,848	5,567
Federal National Mortgage Association (FNMA)	12.000%	1/1/16-1/15/16	19,529	22,919
Federal National Mortgage Association (FNMA)	5.500%	5/1/16-12/1/36	46,538,124	50,104,463
Federal National Mortgage Association (FNMA)	6.500%	7/1/16-2/1/36	8,832,469	9,757,848
Federal National Mortgage Association (FNMA)	5.000%	2/1/18-6/1/35	42,585,438	45,305,588
Federal National Mortgage Association (FNMA)	8.500%	8/1/19-10/1/30	326,025	372,560
Federal National Mortgage Association (FNMA)	11.500%	9/1/19	120	133
Federal National Mortgage Association (FNMA)	10.500%	8/1/20	6,183	7,204
Federal National Mortgage Association (FNMA)	4.500%	7/19/25-9/14/40	22,900,000	23,600,512	(b)
Federal National Mortgage Association (FNMA)	5.000%	7/19/25	700,000	746,922	(b)
Federal National Mortgage Association (FNMA)	7.500%	8/1/28-4/1/32	1,046,100	1,193,294
Federal National Mortgage Association (FNMA)	6.000%	2/1/29-2/1/39	74,543,343	81,135,988
Federal National Mortgage Association (FNMA)	2.654%	6/1/32	91,046	95,125	(a)
Federal National Mortgage Association (FNMA)	2.082%	1/1/35	1,743,786	1,826,060	(a)
Federal National Mortgage Association (FNMA)	2.893%	1/1/35	1,114,863	1,154,568	(a)
Federal National Mortgage Association (FNMA)	1.979%	2/1/35	869,944	901,564	(a)

See Notes to Financial Statements.

4	Legg Mason Western Asset Government Securities Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason Western Asset Government Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	2.025%	2/1/35	$605,623	$629,587	(a)
Federal National Mortgage Association (FNMA)	3.239%	9/1/35	330,611	343,504	(a)
Federal National Mortgage Association (FNMA)	5.289%	2/1/36	1,915,127	2,003,444	(a)
Federal National Mortgage Association (FNMA)	5.782%	6/1/36	575,575	608,320	(a)
Federal National Mortgage Association (FNMA)	5.720%	7/1/37	1,037,038	1,111,231	(a)
Federal National Mortgage Association (FNMA)	4.500%	3/1/38-6/1/40	8,898,453	9,238,991
Federal National Mortgage Association (FNMA)	4.000%	8/12/40	50,000,000	50,492,200	(b)
Federal National Mortgage Association (FNMA)	6.000%	8/12/40	200,000	216,375	(b)
Total FNMA				283,589,104
GNMA — 12.3%
Government National Mortgage Association (GNMA)	8.500%	6/15/25	161,602	187,539
Government National Mortgage Association (GNMA)	7.000%	2/15/28-11/15/31	2,537,594	2,884,909
Government National Mortgage Association (GNMA)	7.500%	4/15/29-10/15/31	396,851	452,864
Government National Mortgage Association (GNMA)	6.500%	10/15/31-10/15/32	1,890,750	2,116,253
Government National Mortgage Association (GNMA)	6.000%	11/15/32	1,728,858	1,913,522
Government National Mortgage Association (GNMA)	5.000%	5/15/33-5/15/40	7,549,815	8,080,597
Government National Mortgage Association (GNMA)	4.500%	2/15/40-3/15/40	9,026,221	9,425,913
Government National Mortgage Association (GNMA)	4.500%	7/21/40	6,100,000	6,341,164	(b)
Government National Mortgage Association (GNMA)	5.500%	7/21/40	11,000,000	11,885,159	(b)
Government National Mortgage Association (GNMA)	6.000%	7/21/40	2,200,000	2,398,396	(b)
Government National Mortgage Association (GNMA)	5.000%	9/21/40	8,000,000	8,440,032	(b)
Government National Mortgage Association (GNMA)	1.000%	7/1/50	5,790,000	6,087,606	(b)
Government National Mortgage Association (GNMA) II	6.500%	7/21/40	13,500,000	14,831,019	(b)
Total GNMA				75,044,973
Total Mortgage-Backed Securities (Cost — $409,109,500)				427,725,987
Asset-Backed Securities — 4.0%
Financials — 4.0%
Credit Cards — 0.3%
Compucredit Acquired Portfolio Voltage Master Trust, 2006-1A A1	0.520%	9/15/18	2,370,872	2,097,810	(a)(c)
Home Equity — 3.5%
Aames Mortgage Investment Trust, 2005-3 A1	0.497%	8/25/35	48,695	48,330	(a)(c)
ACE Securities Corp., 2004-OP1 M1	0.867%	4/25/34	1,451,111	1,123,866	(a)
ACE Securities Corp., 2005-SD3 A	0.747%	8/25/45	264,188	242,988	(a)
ACE Securities Corp., 2006-GP1 A	0.477%	2/25/31	180,611	148,463	(a)
ACE Securities Corp., 2006-SD1 A1B	0.697%	2/25/36	647,588	564,110	(a)
ACE Securities Corp., 2006-SL2 A	0.517%	1/25/36	1,234,064	75,142	(a)
Ameriquest Mortgage Securities Inc., 2004-R7 A6	0.717%	8/25/34	346,564	334,297	(a)
Argent Securities Inc., 2004-W6 AF	3.623%	5/25/34	1,403,117	1,357,753
Bayview Financial Acquisition Trust, 2006-B 2A4	0.617%	4/28/36	1,063,259	685,697	(a)
Bear Stearns Asset-Backed Securities Trust, 2004-BO1 1A2	0.697%	9/25/34	20,889	20,697	(a)
Countrywide Asset-Backed Certificates, 2002-S3 M1	4.800%	5/25/32	125,572	92,826	(a)
Countrywide Asset-Backed Certificates, 2006-SD3 A1	0.677%	7/25/36	1,408,448	752,616	(a)(c)
Countrywide Asset-Backed Certificates, 2007-13 2A1	1.247%	10/25/47	1,623,400	1,108,368	(a)
Countrywide Home Equity Loan Trust, 2004-I A	0.640%	2/15/34	911,601	449,758	(a)
Countrywide Home Equity Loan Trust, 2006-E 2A	0.490%	7/15/36	286,083	128,631	(a)

See Notes to Financial Statements.

Legg Mason Western Asset Government Securities Fund 2010 Semi-Annual Report	5

Legg Mason Western Asset Government Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Home Equity — continued
Countrywide Home Equity Loan Trust, 2006-RES 4F1B	0.610%	5/15/34	$2,622,777	$602,714	(a)(c)
Countrywide Home Equity Loan Trust, 2007-GW A	0.900%	8/15/37	331,805	255,510	(a)
EMC Mortgage Loan Trust, 2006-A A1	0.797%	12/25/42	2,118,200	1,518,749	(a)(c)
GMAC Mortgage Corp. Loan Trust, 2006-HE1 A	0.557%	11/25/36	606,769	244,128	(a)
GSAMP Trust, 2003-SEA A1	0.747%	2/25/33	230,108	172,682	(a)
GSAMP Trust, 2004-AR1 A2B	0.947%	6/25/34	1,377,559	1,144,251	(a)
GSAMP Trust, 2006-S4 A1	0.437%	5/25/36	132,612	9,619	(a)
Indymac Seconds Asset Backed Trust, 2006-A A	0.477%	6/25/36	422,218	43,071	(a)
Lehman XS Trust, 2005-5N 3A1A	0.647%	11/25/35	684,133	440,189	(a)
Lehman XS Trust, 2006-GP4 3A1A	0.417%	8/25/46	395,135	386,966	(a)
Long Beach Mortgage Loan Trust, 2001-3 M1	1.172%	9/25/31	967,953	562,304	(a)
Merrill Lynch First Franklin Mortgage Loan Trust, 2007-H1 2A1	1.847%	10/25/37	1,883,959	1,250,215	(a)
Morgan Stanley Mortgage Loan Trust, 2006-4SL A1	0.497%	3/25/36	733,822	169,503	(a)
New Century Home Equity Loan Trust, 2003-B M2	1.997%	11/25/33	51,147	38,443	(a)
Novastar Home Equity Loan, 2003-2 A2	1.027%	9/25/33	1,332,361	1,115,766	(a)
RAAC Series, 2006-RP2 A	0.597%	2/25/37	142,308	88,818	(a)(c)
RAAC Series, 2006-RP3 A	0.617%	5/25/36	1,898,926	1,057,224	(a)(c)
Renaissance Home Equity Loan Trust, 2003-3 A	0.847%	12/25/33	898,957	727,079	(a)
Residential Funding Securities Corp., 2003-RP2 A1	0.797%	6/25/33	278,505	218,111	(a)(c)
SACO I Trust, 2006-4 A1	0.517%	3/25/36	753,592	152,964	(a)
SACO I Trust, 2006-6 A	0.477%	6/25/36	1,107,726	205,011	(a)
SACO I Trust, 2006-7 A1	0.477%	7/25/36	244,480	33,136	(a)
Structured Asset Investment Loan Trust, 2003-BC1 A2	1.027%	1/25/33	439,762	342,000	(a)
Structured Asset Securities Corp., 2006-ARS1 A1	0.457%	2/25/36	853,101	35,703	(a)(c)
Truman Capital Mortgage Loan Trust, 2005-1 A	0.777%	3/25/37	504,640	353,248	(a)(c)(d)
Truman Capital Mortgage Loan Trust, 2006-1 A	0.607%	3/25/36	4,438,870	2,707,711	(a)(c)(d)
Total Home Equity				21,008,657
Student Loan — 0.2%
Nelnet Student Loan Trust, 2008-4 A4	1.796%	4/25/24	1,030,000	1,063,139	(a)
Total Asset-Backed Securities (Cost — $38,980,366)				24,169,606
Collateralized Mortgage Obligations — 17.6%
Adjustable Rate Mortgage Trust, 2005-11 5A1	0.617%	2/25/36	1,141,820	660,434	(a)
Adjustable Rate Mortgage Trust, Whole Loan, 2005-3 7A1	2.896%	7/25/35	9,300,749	7,408,526	(a)
American Home Mortgage Assets, 2006-3 3A12	0.537%	10/25/46	2,146,178	1,143,430	(a)
American Home Mortgage Assets, 2006-6 A1A	0.537%	12/25/46	1,639,899	870,440	(a)
Banc of America Funding Corp., 2005-H 1A1	3.581%	11/20/35	2,685,275	1,616,128	(a)
Bear Stearns Alt-A Trust, 2004-10 1A1	1.027%	9/25/34	456,972	358,614	(a)
Bear Stearns ARM Trust, 2005-12 11A1	3.427%	2/25/36	242,348	158,017	(a)
CBA Commercial Small Balance Commercial Mortgage, 2006-1A A	0.597%	6/25/38	1,235,396	636,229	(a)(c)(d)
Countrywide Alternative Loan Trust, 2004-6CB A	0.637%	5/25/34	1,325,101	928,810	(a)
Countrywide Alternative Loan Trust, 2005-17 1A1	0.607%	7/25/35	544,527	319,747	(a)
Countrywide Alternative Loan Trust, 2005-24 1A1	1.751%	7/20/35	133,332	75,638	(a)
Countrywide Alternative Loan Trust, 2005-24 4A1	0.577%	7/20/35	1,457,543	814,951	(a)
Countrywide Alternative Loan Trust, 2005-44 1A1	0.677%	10/25/35	569,110	310,846	(a)
Countrywide Alternative Loan Trust, 2005-59 1A1	0.670%	11/20/35	146,035	84,724	(a)
Countrywide Alternative Loan Trust, 2005-59 1A2A	0.727%	11/20/35	146,035	36,334	(a)

See Notes to Financial Statements.

6	Legg Mason Western Asset Government Securities Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason Western Asset Government Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Countrywide Alternative Loan Trust, 2005-72 A1	0.617%	1/25/36	$96,065	$58,312	(a)
Countrywide Alternative Loan Trust, 2005-IM1 A1	0.647%	1/25/36	781,859	399,868	(a)
Countrywide Alternative Loan Trust, 2006-OA9 2A1B	0.548%	7/20/46	564,275	219,996	(a)
Countrywide Home Loan, 2003-HYB1 1A1	3.291%	5/19/33	158,334	150,258	(a)
Countrywide Home Loan, 2003-J10 1A2	5.250%	11/25/33	804,350	786,295
Countrywide Home Loan Mortgage Pass-Through Trust, 2005-9 1A1	0.647%	5/25/35	345,155	199,219	(a)
Countrywide Home Loans, 2004-R1 1AF	0.747%	11/25/34	771,881	635,465	(a)(c)
Countrywide Home Loans, 2004-R2 1AF1	0.767%	11/25/34	386,006	298,695	(a)(c)
Countrywide Home Loans, 2005-R1 1AF1	0.707%	3/25/35	180,691	148,243	(a)(c)
Countrywide Home Loans, 2005-R3 AF	0.747%	9/25/35	2,185,329	1,756,312	(a)(c)
Countrywide Home Loans, 2006-R2 AF1	0.767%	7/25/36	1,449,183	1,092,026	(a)(c)
CS First Boston Mortgage Securities Corp., Whole Loan, 2002-10 2A1	7.500%	5/25/32	592,256	609,767
Deutsche Mortgage Securities Inc., 2005-WF1 1A3	5.180%	6/26/35	2,020,000	1,683,055	(a)(c)
FDIC Structured Sale Guaranteed Notes, 2010-S1 1A	0.904%	2/25/48	1,835,164	1,842,842	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC), 2525 AM	4.500%	4/15/32	121,832	125,510
Federal Home Loan Mortgage Corp. (FHLMC), PAC IO, 2638 DI	5.000%	5/15/23	773,665	73,065	(e)
Government National Mortgage Association (GNMA)	4.500%	7/30/40	9,180,000	9,730,800	(d)
Government National Mortgage Association (GNMA), 2003-24 S	6.190%	3/16/33	3,445,254	463,739	(a)
Government National Mortgage Association (GNMA), 2003-42 SE	6.250%	1/16/30	4,248,950	545,223	(a)
Government National Mortgage Association (GNMA), 2004-5 PS	6.603%	2/20/33	9,000,000	1,417,975	(a)
Government National Mortgage Association (GNMA), 2005-3 SC	6.400%	1/16/35	22,663,868	2,781,378	(a)
Government National Mortgage Association (GNMA), 2005-13 SA	6.462%	2/20/35	6,539,641	1,001,383	(a)
Government National Mortgage Association (GNMA), 2006-17 WI	6.653%	4/20/36	10,359,074	1,446,686	(a)
Government National Mortgage Association (GNMA), 2007-17 AI	6.200%	4/16/37	17,277,453	2,581,452	(a)
Government National Mortgage Association (GNMA), 2007-17 IB	5.903%	4/20/37	19,969,048	3,495,254	(a)
Government National Mortgage Association (GNMA), 2009-26 SC	6.050%	1/16/38	37,789,752	4,800,950	(a)
Government National Mortgage Association (GNMA), 2009-76 SB	5.750%	9/16/39	16,590,750	1,507,475	(a)
Government National Mortgage Association (GNMA), 2009-87 IW	6.512%	7/20/34	9,286,359	1,424,876	(a)
Government National Mortgage Association (GNMA), 2009-106 CM	6.250%	1/16/34	30,558,887	3,667,476	(a)
Government National Mortgage Association (GNMA), 2009-H01 FA	1.498%	11/20/59	1,347,132	1,394,281	(a)
Government National Mortgage Association (GNMA), 2010-2 S	6.100%	1/16/40	8,288,616	1,157,572	(a)
Government National Mortgage Association (GNMA), 2010-4 SI	5.750%	11/16/34	11,311,141	1,276,460	(a)
Government National Mortgage Association (GNMA), 2010-6 SG	6.050%	1/16/40	8,751,498	926,089	(a)
Government National Mortgage Association (GNMA), 2010-31 SD	6.203%	5/20/33	8,449,618	1,140,358	(a)
Government National Mortgage Association (GNMA), 2010-31 SG	6.250%	9/16/33	12,856,718	1,873,630	(a)
Government National Mortgage Association (GNMA), 2010-31 SL	5.750%	11/16/34	5,173,573	639,561	(a)
Government National Mortgage Association (GNMA), 2010-59 LB	4.500%	10/20/39	3,700,000	3,927,305
Government National Mortgage Association (GNMA), 2010-61 SK	5.650%	5/16/40	10,000,000	1,303,028	(a)
Government National Mortgage Association (GNMA), 2010-H02 FA	1.034%	2/20/60	310,621	314,131	(a)
Greenpoint Mortgage Funding Trust, 2006-AR4 A1A	0.447%	9/25/46	116,480	111,439	(a)
GSMPS Mortgage Loan Trust, 2004-4 2A1	4.689%	6/25/34	3,008,180	2,588,574	(a)(c)
GSMPS Mortgage Loan Trust, 2005-RP1 1AF	0.697%	1/25/35	2,502,729	2,067,088	(a)(c)
GSMPS Mortgage Loan Trust, 2005-RP3 1AF	0.697%	9/25/35	322,370	258,580	(a)(c)
Harborview Mortgage Loan Trust, 2006-7 2A1A	0.548%	9/19/46	924,421	512,932	(a)
IMPAC CMB Trust, 2004-6 1A2	1.127%	10/25/34	343,019	284,127	(a)
IMPAC CMB Trust, 2004-7 1A1	1.087%	11/25/34	1,070,753	794,876	(a)

See Notes to Financial Statements.

Legg Mason Western Asset Government Securities Fund 2010 Semi-Annual Report	7

Legg Mason Western Asset Government Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
IMPAC CMB Trust, 2004-10 3A1	1.047%	3/25/35	$969,775	$718,568	(a)
IMPAC Secured Assets Corp., 2004-3 1A4	1.147%	11/25/34	184,710	161,942	(a)
IMPAC Secured Assets Corp., 2005-2 A1	0.667%	3/25/36	656,783	365,001	(a)
IMPAC Secured Assets Corp., 2006-1 1A2B	0.547%	5/25/36	86,801	38,273	(a)
Indymac Index Mortgage Loan Trust, 2005-AR1 1A1	3.247%	3/25/35	392,667	283,475	(a)
Indymac Index Mortgage Loan Trust, 2005-AR21 4A1	5.230%	10/25/35	1,372,023	1,085,583	(a)
Luminent Mortgage Trust, 2006-4 A1A	0.537%	5/25/46	371,489	175,540	(a)
MASTR Adjustable Rate Mortgages Trust, 2004-15 1A1	3.753%	12/25/34	27,015	19,506	(a)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1	0.557%	4/25/46	321,202	169,734	(a)
MASTR Adjustable Rate Mortgages Trust, 2007-3 12A1	0.547%	5/25/47	401,611	181,241	(a)
MASTR Reperforming Loan Trust, 2006-2 1A1	5.710%	5/25/36	1,317,755	1,228,649	(a)(c)
Morgan Stanley Capital I, 1999-LIFE E	7.094%	4/15/33	484,990	484,990	(a)
Morgan Stanley Mortgage Loan Trust, 2004-6AR	3.843%	8/25/34	446,923	370,656	(a)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2	0.417%	6/25/36	84,649	41,732	(a)
Nomura Asset Acceptance Corp., 2004-R1 A1	6.500%	3/25/34	144,434	142,221	(c)
Nomura Asset Acceptance Corp., 2004-R2 A1	6.500%	10/25/34	217,495	211,936	(a)(c)
Novastar Mortgage-Backed Notes, 2006-MTA1 2A1A	0.537%	9/25/46	638,265	407,931	(a)
Prime Mortgage Trust, 2006-CL1 A1	0.847%	2/25/35	830,358	658,243	(a)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	2,945,315	2,517,397	(c)
Provident Funding Mortgage Loan Trust, 2005-1 1A1	3.020%	5/25/35	103,603	85,801	(a)
Puma Finance Ltd., S1 A	0.774%	8/9/35	50,665	48,959	(a)(c)
Structured ARM Loan Trust, 2004-10 3A2	2.771%	8/25/34	2,946,754	2,836,599	(a)
Structured ARM Loan Trust, 2004-17 A1	1.039%	11/25/34	180,163	158,969	(a)
Structured ARM Loan Trust, 2005-2 A2	0.597%	2/25/35	449,982	303,725	(a)
Structured ARM Loan Trust, 2005-5 A3	0.577%	5/25/35	206,362	183,703	(a)
Structured ARM Loan Trust, 2005-11 3A	2.578%	5/25/35	3,197,707	2,672,762	(a)
Structured Asset Mortgage Investments Inc., 2006-AR6 1A1	0.527%	7/25/46	424,647	224,042	(a)
Structured Asset Mortgage Investments Inc., 2006-AR6 1A3	0.537%	7/25/46	318,485	162,985	(a)
Structured Asset Securities Corp., 2003-26A 3A5	2.543%	9/25/33	1,531,769	1,383,881	(a)
Structured Asset Securities Corp., 2005-RF1 A	0.697%	3/25/35	490,563	392,174	(a)(c)
Structured Asset Securities Corp., 2005-RF2 A	0.697%	4/25/35	1,898,898	1,522,171	(a)(c)
Structured Asset Securities Corp., 2005-RF3 1A	0.697%	6/25/35	733,960	579,821	(a)(c)
Thornburg Mortgage Securities Trust, 2004-1 I2A	1.247%	3/25/44	78,141	77,577	(a)
Thornburg Mortgage Securities Trust, 2007-4 2A1	6.201%	9/25/37	152,747	145,774	(a)
Thornburg Mortgage Securities Trust, 2007-4 3A1	6.205%	9/25/37	157,632	153,251	(a)
Voyager Countywide Delaware Trust, 2009-1 3QB1	0.600%	3/16/30	3,504,754	1,421,461	(a)(c)(e)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR11 A1A	0.667%	8/25/45	2,164,648	1,693,242	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR13 A1A1	0.637%	10/25/45	171,481	133,643	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR15 A1A2	0.627%	11/25/45	330,785	227,425	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR17 A1A1	0.617%	12/25/45	1,267,373	954,949	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR19 A1A2	0.637%	12/25/45	137,597	92,079	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2007-0A5 1A	1.191%	6/25/47	803,369	473,226	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR7 2A	1.401%	7/25/46	514,788	318,691	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, Whole Loan, 2003-AR5 A7	2.706%	6/25/33	289,559	278,343	(a)
Total Collateralized Mortgage Obligations (Cost — $121,136,756)				106,724,365

See Notes to Financial Statements.

8	Legg Mason Western Asset Government Securities Fund 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason Western Asset Government Securities Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 4.7%
U.S. Government Obligations — 4.7%
U.S. Treasury Notes	1.000%	12/31/11	$1,090,000	$1,098,132
U.S. Treasury Notes	2.375%	10/31/14	8,810,000	9,090,819
U.S. Treasury Notes	2.250%	1/31/15	6,660,000	6,827,019
U.S. Treasury Notes	3.125%	10/31/16	920,000	965,210
U.S. Treasury Notes	3.125%	1/31/17	6,110,000	6,391,158
U.S. Treasury Notes	3.000%	2/28/17	3,880,000	4,028,530
U.S. Treasury Notes	3.625%	8/15/19	60,000	63,455
Total U.S. Government & Agency Obligations (Cost — $27,637,450)				28,464,323
U.S. Treasury Inflation Protected Security — 0.1%
U.S. Treasury Bonds, Inflation Indexed (Cost — $798,771)	2.125%	2/15/40	816,958	898,079

Security			Shares
Preferred Stocks — 0.0%
Financials — 0.0%
Thrifts & Mortgage Finance — 0.0%
Federal Home Loan Mortgage Corp. (FHLMC)	8.375%		81,075	27,565	*(a)
Federal National Mortgage Association (FNMA)	8.250%		58,275	19,814	*(a)
Total Preferred Stocks (Cost — $3,483,750)				47,379

Security		Expiration Date	Contracts
Purchased Options — 0.0%
U.S. Treasury 10-Year Notes Futures, Call @ $119.50		8/27/10	34	116,875
U.S. Treasury 10-Year Notes Futures, Put @ $117.00		8/27/10	112	14,000
Total Purchased Options (Cost — $102,475)				130,875
Total Investments before Short-Term Investments (Cost — $601,249,068)				588,160,614

Security		Maturity Date	Face Amount
Short-Term Investments — 29.3%
U.S. Government Agency — 0.4%
Federal National Mortgage Association (FNMA), Discount Notes (Cost — $2,443,353)	0.180%	8/23/10	$2,444,000	2,443,353	(f)(g)
U.S. Government Obligations — 20.5%
U.S. Treasury Bills	0.232%	10/28/10	45,000,000	44,979,615	(f)
U.S. Treasury Bills	0.177 - 0.261%	11/18/10	39,010,000	38,983,434	(f)
U.S. Treasury Bills	0.165%	12/9/10	1,000,000	999,173	(f)
U.S. Treasury Bills	0.160%	12/16/10	40,000,000	39,963,600	(f)
Total U.S. Government Obligations (Cost — $124,914,654)				124,925,822
Repurchase Agreement — 8.4%
Morgan Stanley tri-party repurchase agreement dated 6/30/10; Proceeds at maturity — $50,871,028; (Fully collateralized by U.S. government agency obligations, 1.125% due 3/9/12; Market value — $52,330,003) (Cost — $50,871,000)	0.020%	7/1/10	50,871,000	50,871,000
Total Short-Term Investments (Cost — $178,229,007)				178,240,175
Total Investments — 126.0% (Cost — $779,478,075#)				766,400,789
Liabilities in Excess of Other Assets — (26.0)%				(158,264,768)
Total Net Assets — 100.0%				$608,136,021

See Notes to Financial Statements.

Legg Mason Western Asset Government Securities Fund 2010 Semi-Annual Report	9

Legg Mason Western Asset Government Securities Fund

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(b)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees (See Note 1).

(e)	Illiquid security.

(f)	Rate shown represents yield-to-maturity.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
IO	— Interest Only
PAC	— Planned Amortization Class

Schedule of Written Options
Security	Expiration Date	Strike Price	Contracts	Value
Eurodollar Futures, Call	9/13/10	$99.25	57	$23,869
Eurodollar Futures, Put	9/13/10	98.75	57	4,275
U.S. Treasury 10-Year Notes Futures, Call	8/27/10	124.50	56	35,000
Total Written Options (Premiums received — $94,035)				$63,144

See Notes to Financial Statements.

10	Legg Mason Western Asset Government Securities Fund 2010 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2010

Assets:
Investments, at value (Cost — $779,478,075)	$766,400,789
Cash	744
Receivable for securities sold	241,561,069
Interest receivable	2,218,282
Unrealized appreciation on swaps	1,586,374
Receivable for Fund shares sold	739,934
Receivable from broker — variation margin on open futures contracts	168,062
Principal paydown receivable	164,508
Premiums paid for open swaps	12,614
Receivable for open swap contracts	3,395
Prepaid expenses	36,682
Total Assets	1,012,892,453

Liabilities:
Payable for securities purchased	400,271,603
Payable for Fund shares repurchased	2,501,530
Unrealized depreciation on swaps	878,078
Investment management fee payable	272,333
Payable for open swap contracts	168,480
Distribution fees payable	161,528
Distributions payable	72,424
Written options, at value (premium received $94,035)	63,144
Trustees’ fees payable	11,213
Accrued expenses	356,099
Total Liabilities	404,756,432
Total Net Assets	$608,136,021

Net Assets:
Par value (Note 7)	$595
Paid-in capital in excess of par value	624,940,326
Undistributed net investment income	2,386,548
Accumulated net realized loss on investments, futures contracts, written options and swap contracts	(6,882,325)
Net unrealized depreciation on investments, futures contracts, written options and swap contracts	(12,309,123)
Total Net Assets	$608,136,021

Shares Outstanding:
Class A	41,949,337
Class B	5,378,004
Class C	6,687,034
Class I	329,838
Class 1	5,167,799

Net Asset Value:
Class A (and redemption price)	$10.22
Class B*	$10.24
Class C*	$10.23
Class I (and redemption price)	$10.25
Class 1 (and redemption price)	$10.22
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$10.67

*	Redemption price per share is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Western Asset Government Securities Fund 2010 Semi-Annual Report	11

Statement of operations (unaudited)

For the Six Months Ended June 30, 2010

Investment Income:
Interest	$12,179,261

Expenses:
Investment management fee (Note 2)	1,664,076
Distribution fees (Notes 2 and 5)	984,531
Transfer agent fees (Note 5)	601,354
Shareholder reports	49,842
Registration fees	36,865
Audit and tax	24,138
Legal fees	16,054
Insurance	7,807
Custody fees	5,187
Trustees’ fees	4,298
Miscellaneous expenses	2,879
Total Expenses	3,397,031
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(15,256)
Compensating balance arrangements (Note 1)	(1,871)
Net Expenses	3,379,904
Net Investment Income	8,799,357

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	8,735,075
Futures contracts	3,627,364
Written options	106,090
Swap contracts	122,153
Net Realized Gain	12,590,682
Change in Net Unrealized Appreciation/Depreciation From:
Investments	13,088,482
Futures contracts	1,367,201
Written options	31,199
Swap contracts	(47,185)
Change in Net Unrealized Appreciation/Depreciation	14,439,697
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	27,030,379
Proceeds from Settlement of a Regulatory Matter (Note 9)	764,276
Increase in Net Assets from Operations	$36,594,012

See Notes to Financial Statements.

12	Legg Mason Western Asset Government Securities Fund 2010 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2010 (unaudited) and the Year Ended December 31, 2009	2010	2009

Operations:
Net investment income	$8,799,357	$21,399,087
Net realized gain	12,590,682	16,307,802
Change in net unrealized appreciation/depreciation	14,439,697	16,458,089
Proceeds from settlement of a regulatory matter (Note 9)	764,276	—
Increase in Net Assets From Operations	36,594,012	54,164,978

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(9,094,212)	(21,267,843)
Decrease in Net Assets From Distributions to Shareholders	(9,094,212)	(21,267,843)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	42,145,494	123,201,723
Reinvestment of distributions	8,805,576	20,326,466
Cost of shares repurchased	(84,554,163)	(196,789,370)
Decrease in Net Assets From Fund Share Transactions	(33,603,093)	(53,261,181)
Decrease in Net Assets	(6,103,293)	(20,364,046)

Net Assets:
Beginning of period	614,239,314	634,603,360
End of period*	$608,136,021	$614,239,314
* Includes undistributed net investment income of:	$2,386,548	$1,917,127

See Notes to Financial Statements.

Legg Mason Western Asset Government Securities Fund 2010 Semi-Annual Report	13

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2010[2]	2009	2008	2007	2006[3]	2005[3]

Net asset value, beginning of period	$9.77	$9.27	$9.58	$9.66	$9.73	$9.86

Income (loss) from operations:
Net investment income	0.15	0.33	0.41	0.46	0.40	0.35
Net realized and unrealized gain (loss)	0.45	0.50	(0.30)	(0.08)	(0.03)	(0.12)
Proceeds from settlement of a regulatory matter	0.01	—	—	—	—	—
Total income from operations	0.61	0.83	0.11	0.38	0.37	0.23

Less distributions from:
Net investment income	(0.16)	(0.33)	(0.42)	(0.46)	(0.44)	(0.36)
Total distributions	(0.16)	(0.33)	(0.42)	(0.46)	(0.44)	(0.36)

Net asset value, end of period	$10.22	$9.77	$9.27	$9.58	$9.66	$9.73
Total return[4]	6.23%[5]	9.11%	1.14%	4.11%	3.98%	2.36%

Net assets, end of period (millions)	$429	$427	$430	$421	$312	$339

Ratios to average net assets:
Gross expenses	1.00%[6]	0.98%	0.97%	1.00%	0.99%[7]	1.00%
Net expenses[8]	1.00 [6]	0.92 [9,10]	0.81 [9,10]	0.82 [9,10]	0.98 [7,10]	1.00
Net investment income	3.03 [6]	3.50	4.35	4.81	4.19	3.60

Portfolio turnover rate[11]	72%	35%	23%	88%	266%	141%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2010 (unaudited).

[3]	For a share of capital stock outstanding prior to April 30, 2007.

[4]

Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 6.13%.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.97% and 0.96%, respectively.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

Effective at the close of business on February 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 0.81% for Class A shares until May 1, 2009. On December 5, 2008, the contractual expense limitation was reduced from 0.81% to 0.80%.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 349%, 298%, 276%, 499%, 615%, and 315% for the six months ended June 30, 2010 and the years ended December 31, 2009, 2008, 2007, 2006 and 2005, respectively.

See Notes to Financial Statements.

14	Legg Mason Western Asset Government Securities Fund 2010 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class B Shares[1]	2010[2]	2009	2008	2007	2006[3]	2005[3]

Net asset value, beginning of period	$9.77	$9.28	$9.59	$9.67	$9.74	$9.87

Income (loss) from operations:
Net investment income	0.12	0.28	0.36	0.41	0.34	0.30
Net realized and unrealized gain (loss)	0.45	0.48	(0.30)	(0.08)	(0.03)	(0.12)
Proceeds from settlement of a regulatory matter	0.02	—	—	—	—	—
Total income from operations	0.59	0.76	0.06	0.33	0.31	0.18

Less distributions from:
Net investment income	(0.12)	(0.27)	(0.37)	(0.41)	(0.38)	(0.31)
Total distributions	(0.12)	(0.27)	(0.37)	(0.41)	(0.38)	(0.31)

Net asset value, end of period	$10.24	$9.77	$9.28	$9.59	$9.67	$9.74
Total return[4]	6.09%[5]	8.33%	0.60%	3.54%	3.32%	1.80%

Net assets, end of period (millions)	$55	$62	$72	$81	$72	$89

Ratios to average net assets:
Gross expenses	1.68%[6]	1.62%	1.58%	1.66%	1.62%[7]	1.55%
Net expenses[8]	1.68 [6]	1.53 [9,10]	1.35 [9,10]	1.37 [9,10]	1.62 [7,10]	1.55
Net investment income	2.34 [6]	2.90	3.81	4.22	3.55	3.04

Portfolio turnover rate[11]	72%	35%	23%	88%	266%	141%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2010 (unaudited).

[3]	For a share of capital stock outstanding prior to April 30, 2007.

[4]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 5.88%.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.60% and 1.60%, respectively.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

Effective at the close of business on February 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.35% for Class B shares until May 1, 2009.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 349%, 298%, 276%, 499%, 615%, and 315% for the six months ended June 30, 2010 and the years ended December 31, 2009, 2008, 2007, 2006 and 2005, respectively.

See Notes to Financial Statements.

Legg Mason Western Asset Government Securities Fund 2010 Semi-Annual Report	15

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2010[2]	2009	2008	2007	2006[3]	2005[3]

Net asset value, beginning of period	$9.77	$9.28	$9.59	$9.67	$9.74	$9.87

Income (loss) from operations:
Net investment income	0.12	0.27	0.35	0.40	0.37	0.31
Net realized and unrealized gain (loss)	0.44	0.49	(0.31)	(0.07)	(0.03)	(0.13)
Proceeds from settlement of a regulatory matter	0.02	—	—	—	—	—
Total income from operations	0.58	0.76	0.04	0.33	0.34	0.18

Less distributions from:
Net investment income	(0.12)	(0.27)	(0.35)	(0.41)	(0.41)	(0.31)
Total distributions	(0.12)	(0.27)	(0.35)	(0.41)	(0.41)	(0.31)

Net asset value, end of period	$10.23	$9.77	$9.28	$9.59	$9.67	$9.74
Total return[4]	6.00%[5]	8.26%	0.47%	3.54%	3.65%	1.87%

Net assets, end of period (millions)	$68	$69	$74	$73	$10	$14

Ratios to average net assets:
Gross expenses	1.65%[6]	1.67%	1.83%	1.59%	1.34%[7]	1.45%
Net expenses[8]	1.65 [6]	1.60 [9,10]	1.47 [9,10]	1.38 [9,10]	1.31 [7,10]	1.45
Net investment income	2.37 [6]	2.82	3.70	4.25	3.85	3.14

Portfolio turnover rate[11]	72%	35%	23%	88%	266%	141%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2010 (unaudited).

[3]	For a share of capital stock outstanding prior to April 30, 2007.

[4]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 5.79%.

[6]	Annualized.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.33% and 1.29%, respectively.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

Effective at the close of business on February 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 1.38% for Class C shares until May 1, 2008 and 1.52% for the period from May 1, 2008 until May 1, 2009.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 349%, 298%, 276%, 499%, 615%, and 315% for the six months ended June 30, 2010 and the years ended December 31, 2009, 2008, 2007, 2006 and 2005, respectively.

See Notes to Financial Statements.

16	Legg Mason Western Asset Government Securities Fund 2010 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2010[2]	2009	2008	2007	2006[3]	2005[3]

Net asset value, beginning of period	$9.80	$9.30	$9.60	$9.68	$9.75	$9.88

Income (loss) from operations:
Net investment income	0.16	0.35	0.45	0.49	0.44	0.39
Net realized and unrealized gain (loss)	0.45	0.50	(0.30)	(0.07)	(0.03)	(0.12)
Total income from operations	0.61	0.85	0.15	0.42	0.41	0.27

Less distributions from:
Net investment income	(0.16)	(0.35)	(0.45)	(0.50)	(0.48)	(0.40)
Total distributions	(0.16)	(0.35)	(0.45)	(0.50)	(0.48)	(0.40)

Net asset value, end of period	$10.25	$9.80	$9.30	$9.60	$9.68	$9.75
Total return[4]	6.27%	9.35%	1.58%	4.46%	4.39%	2.75%

Net assets, end of period (millions)	$3	$3	$2	$10	$101	$104

Ratios to average net assets:
Gross expenses	0.84%[5]	0.75%	0.59%	0.58%	0.60%[6]	0.59%
Net expenses[9]	0.82 [5,7,8]	0.71 [7,8,10]	0.48 [8,10]	0.48 [8,10]	0.59 [6,8]	0.59
Net investment income	3.17 [5]	3.68	4.68	5.11	4.58	3.97

Portfolio turnover rate[11]	72%	35%	23%	88%	266%	141%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2010 (unaudited).

[3]	For a share of capital stock outstanding prior to April 30, 2007.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.58% and 0.57%, respectively.

[7]

As a result of an expense limitation agreement, effective September 18, 2009 through December 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.85%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

Effective at the close of business on February 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 0.48% for Class I shares until May 1, 2009.

[11]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 349%, 298%, 276%, 499%, 615%, and 315% for the six months ended June 30, 2010 and the years ended December 31, 2009, 2008, 2007, 2006 and 2005, respectively.

See Notes to Financial Statements.

Legg Mason Western Asset Government Securities Fund 2010 Semi-Annual Report	17

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class 1 Shares[1]	2010[2]	2009	2008	2007	2006[3]	2005[3]

Net asset value, beginning of period	$9.77	$9.28	$9.59	$9.67	$9.74	$9.87

Income (loss) from operations:
Net investment income	0.16	0.36	0.44	0.48	0.42	0.37
Net realized and unrealized gain (loss)	0.45	0.49	(0.31)	(0.07)	(0.02)	(0.13)
Total income from operations	0.61	0.85	0.13	0.41	0.40	0.24

Less distributions from:
Net investment income	(0.16)	(0.36)	(0.44)	(0.49)	(0.47)	(0.37)
Total distributions	(0.16)	(0.36)	(0.44)	(0.49)	(0.47)	(0.37)

Net asset value, end of period	$10.22	$9.77	$9.28	$9.59	$9.67	$9.74
Total return[4]	6.32%	9.26%	1.39%	4.32%	4.22%	2.50%

Net assets, end of period (millions)	$53	$53	$57	$66	$74	$84

Ratios to average net assets:
Gross expenses	0.81%[5]	0.79%	0.76%	0.86%	0.77%[6]	0.87%
Net expenses[9]	0.75 [5,7,8]	0.67 [7,8,10]	0.56 [8,10]	0.62 [8,10]	0.76 [6,8]	0.87
Net investment income	3.27 [5]	3.75	4.60	5.01	4.41	3.73

Portfolio turnover rate[11]	72%	35%	23%	88%	266%	141%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2010 (unaudited).

[3]	For a share of capital stock outstanding prior to April 30, 2007.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.75% and 0.74%, respectively.

[7]

As a result of an expense limitation agreement, effective September 18, 2009 through December 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class 1 shares will not exceed the total net annual operating expenses of Class A shares less the 12b-1 differential of 0.25%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

Effective at the close of business on February 2, 2007, management contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses to 0.73% for Class 1 shares until May 1, 2009. In addition to the contractual expense limitation, management has agreed to voluntarily waive fees and/or reimburse operating expenses (other than brokerage, taxes and extraordinary expenses) to limit total annual operating expenses for Class 1 shares to 0.25% lower than Class A shares’ total annual operating expenses effective July 27, 2007 through September 17, 2009.

[11]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 349%, 298%, 276%, 499%, 615%, and 315% for the six months ended June 30, 2010 and the years ended December 31, 2009, 2008, 2007, 2006 and 2005, respectively.

See Notes to Financial Statements.

18	Legg Mason Western Asset Government Securities Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset Government Securities Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

Legg Mason Western Asset Government Securities Fund 2010 Semi-Annual Report	19

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Mortgage-backed securities	—	$427,725,987	—	$427,725,987
Asset-backed securities	—	24,169,606	—	24,169,606
Collateralized mortgage obligations	—	96,993,565	$9,730,800	106,724,365
U.S. government & agency obligations	—	28,464,323	—	28,464,323
U.S. treasury inflation protected security	—	898,079	—	898,079
Preferred stocks	$47,379	—	—	47,379
Purchased options	130,875	—	—	130,875
Total long-term investments	$178,254	$578,251,560	$9,730,800	$588,160,614
Short-term investments†	—	178,240,175	—	178,240,175
Total investments	$178,254	$756,491,735	$9,730,800	$766,400,789
Other financial instruments:
Futures contracts	28,976	—	—	28,976
Written options	(63,144)	—	—	(63,144)
Interest rate swaps‡	—	(865,464)	—	(865,464)
Total return swaps‡	—	1,586,374	—	1,586,374
Total other financial instruments	$(34,168)	$720,910	—	$686,742
Total	$144,086	$757,212,645	$9,730,800	$767,087,531

†	See Schedule of Investments for additional detailed categorizations.

‡	Values include any premiums paid or received with respect to swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Collateralized Mortgage Obligations
Balance as of December 31, 2009	—
Accrued premiums/discounts	—
Realized gain/(loss)[1]	—
Change in unrealized appreciation (depreciation)[2]	—
Net purchases (sales)	$9,730,800
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of June 30, 2010	$9,730,800
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2010[2]	—

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the

20	Legg Mason Western Asset Government Securities Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked to market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Swap agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Swap contracts are marked to market daily and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Periodic payments and premiums received or made by the Fund are recognized in the Statement of Operations as realized gains or losses, respectively. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities held as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. A liquidation payment received or made at the termination of the swap is recognized as realized gain or loss

Legg Mason Western Asset Government Securities Fund 2010 Semi-Annual Report	21

in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as realized gain or loss at the time of receipt or payment in the Statement of Operations.

Interest rate swaps

The Fund may enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income. Interest rate swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Total return swaps

The Fund may enter into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the Statement of Operations as realized gains or losses, respectively.

(f) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(g) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(h) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

22	Legg Mason Western Asset Government Securities Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(i) Stripped securities. The Fund may invest in “Stripped Securities,” a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(j) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(l) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(m) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(n) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. The amount is shown as a reduction of expenses in the Statement of Operations.

(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2010, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

Legg Mason Western Asset Government Securities Fund 2010 Semi-Annual Report	23

(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee calculated, daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $2 billion	0.550%
Next $2 billion	0.500
Next $2 billion	0.450
Next $2 billion	0.400
Over $8 billion	0.350

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of an expense limitation agreement between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class 1 shares will not exceed the total net annual operating expenses of Class A shares less the 12b-1 differential of 0.25%, and the ratio of expenses to average net assets of Class I shares will not exceed 0.85%. This expense limitation agreement cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

During the six months ended June 30, 2010, fees waived and/or expenses reimbursed amounted to $15,256.

The manager is permitted to recapture amounts previously forgone or reimbursed to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2010, LMIS and its affiliates received sales charges of approximately $20,000 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2010, CDSCs paid to LMIS and its affiliates were approximately:

	Class A		Class B	Class C
CDSCs	$0	*	$42,000	$3,000

*	Amount represents less than $1,000.

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned

24	Legg Mason Western Asset Government Securities Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees payable and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change had no effect on fees previously deferred. As of June 30, 2010, the Fund had accrued $2,518 as deferred compensation payable.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2010, the aggregate cost of purchases and proceeds from sales of investments and U.S Government & Agency Obligations (excluding short-term investments) were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$47,070,589	$1,956,448,526
Sales	9,353,628	2,021,369,559

At June 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$21,727,561
Gross unrealized depreciation	(34,804,847)
Net unrealized depreciation	$(13,077,286)

At June 30, 2010, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain/(Loss)
Contracts to Buy:
Ultra Long U.S. Treasury Bonds	227	9/10	$29,911,129	$30,829,437	$918,308

Contracts to Sell:
U.S. Treasury 10-Year Notes	579	9/10	70,132,150	70,954,641	$(822,491)
U.S. Treasury 5-Year Notes	40	9/10	4,667,222	4,734,063	(66,841)
					(889,332)
Net unrealized gain on open futures contracts					$28,976

During the six months ended June 30, 2010, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding December 31, 2009	262	$133,261
Options written	469	172,044
Options closed	(397)	(173,350)
Options exercised	(55)	(27,321)
Options expired	(109)	(10,599)
Written options, outstanding June 30, 2010	170	$94,035

At June 30, 2010, the Fund held TBA securities with a total cost of $161,933,737.

At June 30, 2010, the Fund had the following open swap contracts:

INTEREST RATE SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made By The Fund‡	Periodic Payments Received By The Fund‡	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc.	$16,200,000	3/17/20	3.600%	3-Month LIBOR	$12,614	$(878,078)
Goldman Sachs Group Inc.	91,000,000	9/30/10	3.838%	USD-CMM	—	—
Total	$107,200,000				$12,614	$(878,078)

Legg Mason Western Asset Government Securities Fund 2010 Semi-Annual Report	25

TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made By The Fund‡	Periodic Payments Received By The Fund‡	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc.	$140,000,000	12/1/10	1-Month LIBOR	LD10 TRUU	—	$1,586,374	*

‡	Percentage shown is an annual percentage rate.

*	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees (See Note 1).

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2010.

ASSET DERIVATIVES[1]
Interest Rate Contracts Risk
Purchased options[2]	$130,875
Futures contracts[3]	918,308
Swap contracts[4]	1,586,374
Total	$2,635,557

LIABILITY DERIVATIVES[1]
Interest Rate Contracts Risk
Written options	$63,144
Futures contracts[3]	889,332
Swap contracts[4]	865,464
Total	$1,817,940

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation(depreciation) and for liability derivatives is payables/net unrealized appreciation(depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

[4]	Values include premiums paid/(received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2010. The first table provides additional detail about the amounts and sources of gains/(losses) realized on derivatives during the period. The second table provides additional information about the changes in unrealized appreciation/(depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Contracts Risk
Purchased options	$(76,903)
Written options	106,090
Futures contracts	3,627,364
Swap contracts	122,153
Total	$3,778,704

26	Legg Mason Western Asset Government Securities Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVES RECOGNIZED
Interest Rate Contracts Risk
Purchased options	$28,400
Written options	31,199
Futures contracts	1,367,201
Swap contracts	(47,185)
Total	$1,379,615

During the six months ended June 30, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$60,199
Written options	110,386
Futures contracts (to buy)	127,947,904
Futures contracts (to sell)	12,549,991

Average Notional Balance
Interest rate swap contracts	$43,642,857
Total return swap contracts	20,000,000

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

5. Class specific expenses, waivers and/or reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.45% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2010, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees
Class A	$528,647	$325,820
Class B	217,557	95,144
Class C	238,327	120,601
Class I	—	4,097
Class 1	—	55,692
Total	$984,531	$601,354

Legg Mason Western Asset Government Securities Fund 2010 Semi-Annual Report	27

For the six months ended June 30, 2010, waivers and/or reimbursements by class were as follows:

Waivers/ Reimbursements
Class I	$242
Class 1	15,014
Total	$15,256

6. Distributions to shareholders by class

	Six Months Ended June 30, 2010	Year Ended December 31, 2009
Net Investment Income:
Class A	$6,621,207	$15,136,981
Class B	706,500	1,959,513
Class C	843,253	2,016,104
Class I	54,327	106,462
Class 1	868,925	2,048,783
Total	$9,094,212	$21,267,843

7. Shares of beneficial interest

At June 30, 2010, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
	Shares	Amount	Shares	Amount

Class A
Shares sold	2,573,250	$25,809,392	8,487,677	$80,453,084
Shares issued on reinvestment	634,705	6,385,113	1,501,718	14,332,619
Shares repurchased	(4,987,820)	(49,892,045)	(12,685,127)	(120,724,296)
Net decrease	(1,779,865)	$(17,697,540)	(2,695,732)	$(25,938,593)

Class B
Shares sold	400,748	$4,025,528	1,559,130	$14,760,633
Shares issued on reinvestment	69,391	698,938	199,883	1,907,567
Shares repurchased	(1,417,048)	(14,200,636)	(3,141,159)	(29,889,589)
Net decrease	(946,909)	$(9,476,170)	(1,382,146)	$(13,221,389)

Class C
Shares sold	985,601	$9,886,193	2,731,198	$26,009,797
Shares issued on reinvestment	80,657	812,474	203,757	1,946,002
Shares repurchased	(1,492,513)	(14,936,001)	(3,744,252)	(35,704,031)
Net decrease	(426,255)	$(4,237,334)	(809,297)	$(7,748,232)

Class I
Shares sold	242,010	$2,424,381	204,735	$1,978,209
Shares issued on reinvestment	3,932	39,703	9,275	89,049
Shares repurchased	(179,571)	(1,815,462)	(204,334)	(1,994,485)
Net increase	66,371	$648,622	9,676	$72,773

Class 1
Shares issued on reinvestment	86,424	$869,348	214,737	$2,051,229
Shares repurchased	(370,078)	(3,710,019)	(889,796)	(8,476,969)
Net decrease	(283,654)	$(2,840,671)	(675,059)	$(6,425,740)

28	Legg Mason Western Asset Government Securities Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

8. Capital loss carryforward

As of December 31, 2009, the Fund had a net capital loss carryforward of approximately $20,354,662, of which $16,992 expires in 2011, $1,144,175 expires in 2012, $1,801,604 expires in 2013, $15,354,870 expires in 2014, $1,882,606 expires in 2015 and $154,415 expires in 2016. These amounts will be available to offset any future taxable capital gains.

9. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, LMPFA does not believe that this matter will have a material adverse effect on the Affected Funds.

Legg Mason Western Asset Government Securities Fund 2010 Semi-Annual Report	29

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

On May 12, 2010, the SEC approved the disbursement of approximately $108.6 million previously paid to the U.S. Treasury, reflecting the disgorgement of Citigroup’s profits, plus interest. On May 26, 2010, these amounts were disbursed to the Affected Funds pursuant to a Plan of Distribution approved by the SEC. The Fund has received $512,812, $138,332, $107,022, $348 and $5,762 for Classes A, B, C, I and 1, respectively, related to this distribution. All other amounts not previously distributed were retained by the U.S. Treasury.

10. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

11. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason

30	Legg Mason Western Asset Government Securities Fund 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit ruled that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court. After full briefing, oral argument took place on May 4, 2010. The parties are awaiting a decision.

Legg Mason Western Asset

Government Securities Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA

Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

PNC Global Investment Servicing

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Legg Mason Western Asset Government Securities Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Legg Mason Western Asset Government Securities Fund

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Western Asset Government Securities Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2010 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE SEMI-ANNUAL REPORT

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eighth-largest money manager in the world according to Pensions & Investments, May 31, 2010, based on 12/31/09 worldwide institutional assets under management.

www.leggmason.com/individualinvestors

©2010 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0408 8/10 SR10-1155

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Income Trust

Date: August 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Income Trust

Date: August 31, 2010

By:	/S/ KAPREL OZSOLAK
(Kaprel Ozsolak)
Chief Financial Officer of Legg Mason Partners Income Trust

Date: August 31, 2010